Average Annual Total Returns			12 Months Ended	60 Months Ended	83 Months Ended	97 Months Ended	100 Months Ended
		Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
American Funds Retirement Income Portfolio - Conservative | Class A
Prospectus [Line Items]
Average Annual Return, Percent			0.78%	3.82%			3.78%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Conservative | Class C
Prospectus [Line Items]
Average Annual Return, Percent			5.11%	4.31%			3.82%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Conservative | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			6.90%	5.03%			4.49%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Conservative | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			7.07%	5.28%			4.75%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Conservative | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.83%	4.12%			3.72%
American Funds Retirement Income Portfolio - Conservative | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.39%	3.78%			3.43%
American Funds Retirement Income Portfolio - Conservative | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			7.28%	5.41%	4.65%
Performance Inception Date		Jan. 27, 2017
American Funds Retirement Income Portfolio - Conservative | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent			6.03%	4.30%			3.80%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Conservative | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent			6.17%	4.39%			3.95%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Conservative | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent			6.60%	4.75%			4.24%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Conservative | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent			6.87%	5.03%			4.50%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Conservative | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent			7.11%	5.36%			4.76%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Conservative | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			7.27%	5.40%			4.83%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Conservative | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent			6.46%	4.84%			4.45%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Conservative | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent			7.11%	5.28%		4.63%
Performance Inception Date		Nov. 20, 2015
American Funds Retirement Income Portfolio - Conservative | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		26.29%	15.69%			13.13%
American Funds Retirement Income Portfolio - Conservative | S&P Target Date Retirement Income Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		10.35%	4.90%			4.24%
American Funds Retirement Income Portfolio - Conservative | Bloomberg US Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.53%	1.10%			1.40%
American Funds Retirement Income Portfolio - Moderate | Class A
Prospectus [Line Items]
Average Annual Return, Percent			2.99%	5.19%			4.93%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Moderate | Class C
Prospectus [Line Items]
Average Annual Return, Percent			7.46%	5.67%			4.96%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Moderate | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			9.27%	6.40%			5.64%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Moderate | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			9.44%	6.66%			5.90%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Moderate | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.18%	5.39%			4.80%
American Funds Retirement Income Portfolio - Moderate | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.93%	4.92%			4.41%
American Funds Retirement Income Portfolio - Moderate | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			9.65%	6.76%	5.73%
Performance Inception Date		Jan. 27, 2017
American Funds Retirement Income Portfolio - Moderate | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent			8.53%	5.64%			4.94%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Moderate | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent			8.64%	5.83%			5.17%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Moderate | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent			9.06%	6.20%			5.49%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Moderate | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent			9.21%	6.43%			5.68%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Moderate | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent			9.56%	6.68%			5.88%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Moderate | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			9.63%	6.77%			5.97%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Moderate | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent			8.82%	6.10%			5.53%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Moderate | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent			9.41%	6.66%		5.75%
Performance Inception Date		Nov. 20, 2015
American Funds Retirement Income Portfolio - Moderate | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		26.29%	15.69%			13.13%
American Funds Retirement Income Portfolio - Moderate | S&P Target Date Retirement Income Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		10.35%	4.90%			4.24%
American Funds Retirement Income Portfolio - Moderate | Bloomberg US Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		5.53%	1.10%			1.40%
American Funds Retirement Income Portfolio - Enhanced | Class A
Prospectus [Line Items]
Average Annual Return, Percent			5.61%	6.43%			5.97%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Enhanced | Class C
Prospectus [Line Items]
Average Annual Return, Percent			10.22%	6.93%			5.93%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Enhanced | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			11.89%	7.61%			6.68%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Enhanced | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			12.21%	7.90%			6.95%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Enhanced | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.00%	6.67%			5.87%
American Funds Retirement Income Portfolio - Enhanced | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.62%	5.97%			5.32%
American Funds Retirement Income Portfolio - Enhanced | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			12.33%	8.00%	6.72%
Performance Inception Date		Jan. 27, 2017
American Funds Retirement Income Portfolio - Enhanced | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent			11.20%	6.95%			6.15%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Enhanced | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent			11.36%	7.09%			6.18%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Enhanced | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent			11.67%	7.41%			6.45%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Enhanced | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent			12.07%	7.76%			6.78%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Enhanced | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent			12.25%	7.98%			6.97%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Enhanced | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			12.40%	8.02%			7.04%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Enhanced | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent			11.45%	7.21%			6.51%
Performance Inception Date		Aug. 28, 2015
American Funds Retirement Income Portfolio - Enhanced | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent			12.15%	7.87%		6.72%
Performance Inception Date		Nov. 20, 2015
American Funds Retirement Income Portfolio - Enhanced | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		26.29%	15.69%			13.13%
American Funds Retirement Income Portfolio - Enhanced | S&P Target Date Retirement Income Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		10.35%	4.90%			4.24%
American Funds Retirement Income Portfolio - Enhanced | Bloomberg US Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		5.53%	1.10%			1.40%

[1]	Effective July 24, 2024, the fund’s primary benchmark changed from the S&P Target Date Retirement Income Index (the “Previous Primary Benchmark”) to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
[2]	Effective July 24, 2024, the fund’s primary benchmark changed from the S&P Target Date Retirement Income Index (the “Previous Primary Benchmark”) to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
[3]	Effective July 24, 2024, the fund’s primary benchmark changed from the S&P Target Date Retirement Income Index (the “Previous Primary Benchmark”) to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.